Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024
Federal depository insurance coverage amount	$ 250,000		$ 250,000		$ 250,000
Recognized revenue to one-year support contracts					196,739	$ 80,929
Recognized revenue to one-year support contracts9A	80,236	$ 40,608	139,597	$ 81,215	4,495,748	4,912,258
Short-term deferred revenue			3,791,970		4,008,654	4,168,016
Long-term deferred revenue			3,878,997		4,962,126	4,805,431
Deferred revenues			8,970,780		8,973,447	9,888,275
Deferred revenue recognized	1,000,090		2,166,588		4,168,016	4,593,794
Impairment losses			0	0	0	0
Expenses					2,729,492	3,614,814
Advertising and marketing costs	$ 66,863	3,500	89,321	53,328	94,272	69,975
Recognized an unrealized loss			$ 512,184		$ 240,784
Private placement warrants	515,000		515,000		515,000
Public Warrants	16,184,612		16,184,612		16,184,612
Equity instruments valued					$ 2,675,000
Advances due from the Founders					1,100,000
Other comprehensive gain (loss)	$ 3,239	0	$ 8,984	42,551	$ 2,702	10,106
Private placement warrants shares outstanding	515,000		515,000
Public warrants shares outstanding	16,159,012		16,159,012
Recognized revenue to multi-year support contracts	$ 961,987	924,247	$ 2,078,865	1,988,071
Advances due to Founders and Advances due from Founders Description					Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the year ended December 31, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of December 31, 2023.The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period. During 2024, Mr. Huang advanced Airship AI $900,000 and was repaid $900,000, with $1,750,000 recorded as advances from founders as of March 29, 2024. The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period
Accounts receivable	3,440,121		3,440,121		$ 1,648,904	705,752
Equity instruments	2,675,000		2,675,000
Research and Development expenses	702,771	$ 665,203	1,398,137	$ 1,339,283	$ 2,729,492	$ 3,614,814
Contingent	$ 5,000,000.0		$ 5,000,000.0
Exercise price							$ 3.6
One Customer [Member] | Revenue [Member]
Concentration Risk, Percentage			72.00%		60.00%
One Customer [Member] | Account Receivable [Member]
Concentration Risk, Percentage			49.00%		51.00%
Two Customer [Member] | Revenue [Member]
Concentration Risk, Percentage			11.00%		18.00%
Two Customer [Member] | Account Receivable [Member]
Concentration Risk, Percentage			20.00%		26.00%
Three Customer [Member] | Account Receivable [Member]
Concentration Risk, Percentage			11.00%		17.00%
Four Customer [Member] | Account Receivable [Member]
Concentration Risk, Percentage			10.00%
36 Customer [Member] | Revenue [Member]
Concentration Risk, Percentage			72.00%
36 Customer 2 [Member] | Revenue [Member]
Concentration Risk, Percentage			11.00%
Minimum [Member]
Exercise price	$ 7.80		$ 7.80
Maximum [Member]
Exercise price	$ 11.50		$ 11.50